SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (ESCR)
Xtrackers Eurozone Equity ETF (EURZ)
Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)
Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)
Xtrackers High Beta High Yield Bond ETF (HYUP)
Xtrackers International Real Estate ETF (HAUZ)
Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (ESEB)
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (ESHY)
Xtrackers Low Beta High Yield Bond ETF (HYDW)
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ACSG)
Xtrackers MSCI All China Equity ETF (CN)
Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)
Xtrackers MSCI China A Inclusion Equity ETF (ASHX)
Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)
Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)
Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)
Xtrackers MSCI Europe Hedged Equity ETF (DBEU)
Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)
Xtrackers MSCI Germany Hedged Equity ETF (DBGR)
Xtrackers MSCI Japan Hedged Equity ETF (DBJP)
Xtrackers MSCI Kokusai Equity ETF (KOKU)
Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)
Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)
Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)
Xtrackers S&P 500 ESG ETF (SNPE)
Xtrackers Short Duration High Yield Bond ETF (SHYL)
Xtrackers USD High Yield Corporate Bond ETF (HYLB)

On October 20, 2020, the Securities and Exchange Commission issued a permanent order pursuant to Section 9(c) of the Investment Company Act of 1940, as amended (the “Investment Company Act”). As a result of the permanent order, DBX Advisors LLC and its advisory affiliates may continue to provide investment advisory services to the Funds and other investment companies registered under the Investment Company Act, notwithstanding the issuance of a federal court order on June 17, 2020 against Deutsche Bank AG resolving charges stemming from alleged violations of various swap data reporting requirements.
Please Retain This Supplement for Future Reference
October 27, 2020
SAISTKR20-22